Fair Value Measurements	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 5 – Fair Value Measurements

Fair Value on a Recurring Basis

The following table presents information about the assets that are measured at fair value on a recurring basis at March 31, 2020 and June 30, 2019 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical instruments. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates, and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the financial instrument, and include situations where there is little, if any, market activity for the instrument:

At March 31, 2020
		Total	Level 1	Level 2	Level 3
Liabilities:
	Original issue discount, convertible debt	$ 145,701	$ -	$ -	$ 145,701
	Derivative liability, warrants	33,312	-	-	33,312
Total:		$ 179,013	$ -	$ -	$ 179,013

At June 30, 2019

Liabilities:		Total	Level 1	Level 2	Level 3
	Original issue discount, convertible debt	$ 979,569	$ -	$ -	$ 979,569
	Derivative liability, warrants	46,375	-	-	46,375
Total:		$ 1,025,944	$ -	$ -	$1,025,944

The Company measures the fair market value of the Level 3 components using the Monte Carlo model and projected discounted cash flows, as appropriate. These models are prepared by an independent third party and consider management's best estimate of the conversion price of the stock, an estimate of the expected time to conversion, an estimate of the stock volatility, and the risk-free rate of return expected for an instrument with a term equal to the duration of the convertible note.

The derivative liability was valued using the Monte Carlo pricing model with the following inputs at March 31, 2020 and June 30, 2019:

At March 31, 2020
Risk-free interest rate:	0.05 – 1.15%
Expected dividend yield:	0.00%
Expected stock price volatility:	250.00%
Expected option life in years:	0.01 – 1.94 years

At June 30, 2019
Risk-free interest rate:	1.72% - 2.83%
Expected dividend yield:	0.00%
Expected stock price volatility:	180.00%
Expected option life in years:	2.80 - 3.00 years

The following table sets forth a reconciliation of changes in the fair value of the Company's convertible debt components classified as Level 3 in the fair value hierarchy at March 31, 2020:

Balance at June 30, 2019	$ 1,025,944
Additional convertible securities at inception	2,026,000
Settlement of conversion features and warrants	(152,374)
Realized	(234,903)
Unrealized	(2,485,645)
Ending balance	$ 179,013

Fair Value on a Nonrecurring Basis

The Company measures certain non-financial assets on a non-recurring basis, including goodwill, the anti-dilutive nature of the employment agreement, and certain intangible assets. The following table presents information about the assets that are measured at fair value on a nonrecurring basis at March 31, 2020 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value, as follows:

At March 31, 2020
		Total	Level 1	Level 2	Level 3
Assets:
	Goodwill	$ 834,220	$ -	$ -	$ 834,220
	Customer list	792,900	-	-	792,900
	Vendor Relationship	$479,000	$ -	$ -	$ 479,000
		$2,058,200	$ -	$ -	$2,058,220

As of June 30, 2019 the only asset required to be measured on a nonrecurring basis was goodwill and the fair value of the asset amounted to $834,220 using level 3 valuation techniques.

Note 5 – Fair Value Measurements

The Company classifies financial assets and liabilities as held-for-trading, available-for-sale, held-to-maturity, loans and receivables or other financial liabilities depending on their nature. Financial assets and financial liabilities are recognized at fair value on their initial recognition.

The Company measures the fair value of financial assets and liabilities based on U.S. GAAP guidance which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.

The following table presents information about the assets and liabilities that are measured at fair value on a recurring basis at June 30, 2019 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical instruments. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates, and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the financial instrument, and included situations where there is little, if any, market activity for the instrument:

Liabilities:	Total	Level 1	Level 2	Level 3
Original issue discount, convertible debt	$ 979,569	$ -	$ -	$ 979,569
Derivative liability, warrants	46,375	-	-	46,375

Total:	$ 1,025,944	$ -	$ -	$ 1,025,944

There were no assets or liabilities that required fair value measurement at June 30, 2018.

The Company measures the fair market value of the Level 3 components using the Monte Carlo model and projected discounted cash flows, as appropriate. These models were initially prepared by an independent third party and take into account management’s best estimate of the conversion price of the stock, an estimate of the expected time to conversion, an estimate of the stock’s volatility, and the risk-free rate of return expected for an instrument with a term equal to the duration of the convertible note.

The significant unobservable valuation inputs for the convertible notes include an expected rate of return of 0%, a risk free rate of 2.61% and volatility of 180%.

The derivative liability was valued using the Monte Carlo pricing model with the following inputs at June 30, 2019:

Risk-free interest rate:	1.72 -2.83%
Expected dividend yield:	0.00%
Expected stock price volatility:	180.00%
Expected option life in years:	2.80 -3.00 years

The following table sets forth a reconciliation of changes in the fair value of the Company’s convertible debt components classified as Level 3 in the fair value hierarchy at June 30, 2019:

Beginning balance	$-
Convertible Securities at inception	1,238,359
Settlement of conversion features and warrants	(301,613)
Realized	(83,487)
Unrealized	172,685

Ending balance	$1,025,944